LEASES (Schedule of Summarize Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases for facility and vehicles	$ 346	$ 123
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases for facility and vehicles	177	87
1-3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases for facility and vehicles	$ 169	$ 36